Income Tax (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Income Tax Expense Benefit Continuing Operations [Abstract]
Charge/(benefit) for current taxation	$ 63	$ 420
Charge/(benefit) for deferred taxation	(218)	135
Total income and mining tax expense	(155)	555
(Loss)/income before income tax and equity income in associates	(1,862)	1,450
Income Tax Uncertainties [Abstract]
Balance at beginning of period	93	78	78
Additions for tax positions of prior years	2		17
Reductions for tax positions of prior years	(4)		0
Translation (decreases)	(8)		(2)
Balance at end of period	83		93
Recognized as a reduction of deferred tax assets	36		40
Recognized in other non-current liabilities	47		53
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Interest recognized during the six months ended June 30, 2013	1
Interest accrued as at September 30, 2013	$ 14